Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Oct. 02, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2018
Business Combination [Line Items]
Cash and cash equivalents		$ 29,062		$ 75,317
Net working capital		(7,397)
Net cash provided by (used in) operating activities, continuing operations		$ (41,269)	$ (7,741)
The Credit Facility Maturing On January 2028 | Revolver
Business Combination [Line Items]
Line of credit facility, maximum borrowing capacity					$ 50,000
GEH Singapore
Business Combination [Line Items]
Proceeds from Divestiture of Businesses	$ 20,000
GEH Singapore
Business Combination [Line Items]
Business acquisition, percentage of voting interests acquired	85.00%